Acquisitions and Dispositions - Dispositions Narrative (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2014 GBP (£)	Mar. 25, 2013 GBP (£)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain | $			$ 0.0	$ 0.0	$ (4.6)
Sportech
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 44.9					£ 27.8
Net gain	$ 14.5	£ 9.0
Installed Pub Gaming Terminals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of installed pub game terminals, sales price | £							£ 0.5